FINANCIAL INSTRUMENTS - Scheduled Debt Repayments (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	$ 5,109
Minimum annual payments under leases	67
7.73% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	7
7.70% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	5
7.37% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	32
8.05% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	15
6.38% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	200
5.80% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	200
5.80% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	200
6.45% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	300
6.35% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	600
7.50% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	250
5.95% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	850
5.7% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	850
5.25% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	750
5.75% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	850
2022
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Minimum annual payments under leases	15
2022 | 7.73% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2022 | 7.70% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2022 | 7.37% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2022 | 8.05% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2022 | 6.38% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2022 | 5.80% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2022 | 5.80% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2022 | 6.45% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2022 | 6.35% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2022 | 7.50% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2022 | 5.95% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2022 | 5.7% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2022 | 5.25% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2022 | 5.75% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2023
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Minimum annual payments under leases	12
2023 | 7.73% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2023 | 7.70% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2023 | 7.37% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2023 | 8.05% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2023 | 6.38% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2023 | 5.80% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2023 | 5.80% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2023 | 6.45% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2023 | 6.35% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2023 | 7.50% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2023 | 5.95% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2023 | 5.7% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2023 | 5.25% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2023 | 5.75% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2024
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Minimum annual payments under leases	5
2024 | 7.73% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2024 | 7.70% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2024 | 7.37% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2024 | 8.05% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2024 | 6.38% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2024 | 5.80% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2024 | 5.80% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2024 | 6.45% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2024 | 6.35% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2024 | 7.50% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2024 | 5.95% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2024 | 5.7% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2024 | 5.25% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2024 | 5.75% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2025
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	12
Minimum annual payments under leases	5
2025 | 7.73% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	7
2025 | 7.70% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	5
2025 | 7.37% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2025 | 8.05% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2025 | 6.38% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2025 | 5.80% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2025 | 5.80% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2025 | 6.45% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2025 | 6.35% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2025 | 7.50% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2025 | 5.95% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2025 | 5.7% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2025 | 5.25% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2025 | 5.75% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2026
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	47
Minimum annual payments under leases	3
2026 | 7.73% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2026 | 7.70% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2026 | 7.37% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	32
2026 | 8.05% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	15
2026 | 6.38% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2026 | 5.80% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2026 | 5.80% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2026 | 6.45% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2026 | 6.35% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2026 | 7.50% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2026 | 5.95% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2026 | 5.7% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2026 | 5.25% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2026 | 5.75% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2027 and thereafter
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	5,050
Minimum annual payments under leases	27
2027 and thereafter | 7.73% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2027 and thereafter | 7.70% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2027 and thereafter | 7.37% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2027 and thereafter | 8.05% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
2027 and thereafter | 6.38% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	200
2027 and thereafter | 5.80% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	200
2027 and thereafter | 5.80% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	200
2027 and thereafter | 6.45% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	300
2027 and thereafter | 6.35% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	600
2027 and thereafter | 7.50% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	250
2027 and thereafter | 5.95% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	850
2027 and thereafter | 5.7% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	850
2027 and thereafter | 5.25% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	750
2027 and thereafter | 5.75% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	$ 850